Computer hardware prepayments	6 Months Ended
Dec. 31, 2024
Computer hardware prepayments [Abstract]
Computer hardware prepayments
Note 10. Computer hardware prepayments

	31 Dec 2024	30 Jun 2024
	US$'000	US$'000
Non-current assets
Mining hardware prepayments	36,057	239,841
High-performance computing hardware prepayments	11	-

Total computer hardware prepayments (See note 13 - Property, plant and equipment)	36,068	239,841
Computer hardware prepayments represent payments made by the Group for the purchase of mining hardware and High-performance computing ("HPC") hardware, that are yet to be delivered as at 31 December 2024. These prepayments are in accordance with payment schedules set out in relevant purchase agreements with hardware manufacturers.
Reconciliations

	Mining hardware prepayments	High-performance computing hardware prepayments	Total computer hardware prepayments (See note 13 - Property, plant and equipment)
	US$'000	US$'000	US$'000

Balance at 1 July 2024	239,841	-	239,841
Addition during the period	337,836	38,186	376,022
Transfer to property, plant and equipment	(534,177)	(36,500)	(570,677)
Transfer to other receivables	-	(1,675)	(1,675)
Transfer to profit and loss	(1,724)	-	(1,724)
Exchange differences	(5,719)	-	(5,719)
Balance at 31 December 2024	36,057	11	36,068